UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2012



[LOGO OF USAA]
   USAA (R)

                                     [GRAPHIC OF USAA GLOBAL OPPORTUNITIES FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA GLOBAL OPPORTUNITIES FUND
       JUNE 30, 2012

 ===============================================

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

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PRESIDENT'S MESSAGE

"AS I HAVE SAID IN THE PAST, HIGH ENERGY PRICES
REDUCE THE AMOUNT OF MONEY AMERICAN
CONSUMERS HAVE TO SPEND ON OTHER THINGS.           [PHOTO OF DANIEL S. McNAMARA]
THE REVERSE IS ALSO TRUE; A DECLINE IN ENERGY
PRICES CAN STIMULATE CONSUMER SPENDING."

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AUGUST 2012

Market sentiment fluctuated widely during the six-month reporting period. While it was a bumpy ride for investors, U.S. equities posted gains of approximately 9.5% as measured by the S&P 500(R) Index. This was in stark contrast to the stocks of developed and developing nations, many of which fell during the reporting period. Meanwhile, Treasuries continued to generate strong returns -- much to the surprise of some market participants.

At the beginning of 2012, U.S. economic data -- including the level of unemployment -- appeared to improve. We were skeptical, mainly because we believed the data were temporarily influenced by the unusually mild winter. Nevertheless, investors seized on the "good" news and stocks and riskier asset classes performed well. They extended their gains as the European Central Bank continued its version of quantitative easing (long-term refinancing operations or "LTROs"), flooding the European banking system with Euros.

Though many observers had hoped that U.S. economic activity would accelerate during the spring of this year, the warm winter weather did appear to have pulled demand (and job gains) forward without permanently improving the U.S. economic outlook. At the same time, Europe's problems flared anew, causing investors to shift into safer assets. The U.S. Treasury market extended its rally and yields (which move in the opposite direction of prices) fell to record lows. At one point, the yield on 10-year U.S. Treasuries was 1.45%.

As the reporting period ended, optimism once again dominated the market. Despite a weak global economy, investors hoped that stronger European

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

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Union nations, such as Germany, would relax austerity conditions, promote a pro-growth agenda, and create mechanisms to provide more financial assistance to countries such as Spain and Italy, which suffer from high borrowing costs.

In the United States, politics dominated investors' attention as they focused on the contentious debate over another increase in the nation's debt ceiling. In addition, unless Congress acts, tax hikes and spending cuts, including a large reduction in military spending, will automatically take effect in 2013. (This is the "fiscal cliff" being discussed in the media.) All the same, investors should not lose sight of a growing list of positives. Housing prices are beginning to improve in some of the harder hit markets around the country. Even more encouraging, energy prices have declined. As I have said in the past, high energy prices reduce the amount of money American consumers have to spend on other things. The reverse is also true; a decline in energy prices can stimulate consumer spending. Finally, automobile sales also have picked up as Americans, who have deferred car purchases in recent years, began to replace aging vehicles with new models.

Going forward, risks remain. However, in my opinion, there also are significant opportunities. Rest assured that your team of USAA portfolio managers will do their utmost to stay abreast of changing market conditions as they strive to meet your investment expectations.

From all of us here at USAA Asset Management Company*, thank you for your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

   Portfolio of Investments                                                   9

   Notes to Portfolio of Investments                                         35

   Financial Statements                                                      38

   Notes to Financial Statements                                             41

EXPENSE EXAMPLE                                                              57

ADVISORY AGREEMENTS                                                          59

The opinions expressed herein should not be considered as promises or advice and are applicable only through the period on the front of this report. The risks of investing in your fund are listed within its prospectus.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA GLOBAL OPPORTUNITIES FUND (THE FUND) IS AN ASSET ALLOCATION FUND THAT SEEKS AN AVERAGE ANNUAL RETURN THAT IS GREATER THAN THE 1-YEAR U.S. TREASURY BOND, BEFORE FEES AND EXPENSES, OVER A FULL MARKET CYCLE WHILE SEEKING TO LIMIT THE FUND'S EXPOSURE TO LARGE NEGATIVE RETURNS.

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TYPES OF INVESTMENTS

The Fund's principal strategy is to combine a portfolio of domestic and foreign equity and debt securities with the use of alternative investment strategies to provide growth with greater downside risk controls. It may invest in multiple asset classes including U.S. stocks, non-U.S. stocks in developed and emerging markets, global real estate securities, and fixed-income securities.*

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

* The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program, or other persons or legal entities that the Fund may approve from time to time. AN INVESTOR WILL INDIRECTLY BEAR FEES AND EXPENSES CHARGED BY THE UNDERLYING FUNDS IN ADDITION TO DIRECT FEES AND EXPENSES CHARGED BY THE PORTFOLIO AS APPLICABLE.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company*            Quantitative Management Associates LLC
  U.S. and International Stocks             International Stocks**
  Exchange-Traded Funds (ETFs)              JACOB POZHARNY, Ph.D.
  Option-Based Risk Management Strategy     JOHN VAN BELLE, Ph.D.
  JOHN P. TOOHEY, CFA
  WASIF A. LATIF                          QS Investors, LLC

  Bonds and Money Market Instruments        U.S. Stocks
  R. MATTHEW FREUND, CFA                    ROBERT WANG
  ARNOLD J. ESPE, CFA                       RUSSELL SHTERN, CFA
  JULIANNE BASS, CFA

  Global Real Estate Securities and ETFs
  DAN DENBOW, CFA

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o  HOW DID THE USAA GLOBAL OPPORTUNITIES FUND (THE FUND) PERFORM DURING THE
   REPORTING PERIOD?

   During the six-month period ended June 30, 2012, the Fund had a total return of 2.61%. This compares to returns of 5.65% for the MSCI All-Country World Index (the Index) and 2.37% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed versus the 3.36% average return of the funds in its Lipper peer group, Global Flexible Portfolio Funds. The Fund's objective is to provide exposure to the long-term upside of the global stock markets and at the same time attempt to smooth volatility and manage the risk of serious losses.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   Refer to page 7 for benchmark definitions.

   * Effective March 1, 2012, Mark Johnson retired from USAA Asset Management Company.

   **Margaret S. Stumpp no longer is a portfolio manager and has accepted a new role within Quantitative Management Associates LLC (QMA).

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2  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

o  PLEASE REVIEW FINANCIAL MARKET PERFORMANCE FOR THE REPORTING PERIOD.

   The financial markets delivered strong performance during the first half of the year, but this obscured the elevated investor nervousness that characterized the spring. During the first calendar quarter, markets across the globe surged behind the aggressive monetary stimulus by of European Central Bank and a string of better-than-expected economic data here at home. Investor sentiment grew much more cautious during April and May of this year, however, as a steady stream of bad news began to flow in from around the globe. Domestic economic growth started to show signs of slowing after a stronger than expected first quarter, China's economy continued to decelerate, and the debt crisis in Europe moved back into the headlines on worries that Spain's banking system was slipping into a crisis.

   The financial markets regained their footing this past June on hopes for additional stimulus from global central banks, allowing the major asset classes to finish the quarter with positive returns. Domestic equities produced positive gains, as gauged by the 5.65% return of the Index and the 8.53% return of the small-cap Russell 2000(R) Index. Developed-market international equities lagged due to the problems in Europe, finishing the first half with a return of 2.96% based on the MSCI Europe, Australasia, and Far East (EAFE) Index. Emerging markets, as measured by the MSCI Emerging Markets Index, returned 3.93%.

   The domestic bond market also finished the period in positive territory, as a "flight to quality" into U.S. Treasuries drove down interest rates (and caused prices to rise) across the board.

o  WHAT WERE THE KEY DRIVERS OF THE FUND'S PERFORMANCE?

   The most important factor in the Fund's shortfall relative to the peer group was its position in developed-market international and emerging market equities, both of which underperformed during the period.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   Our weighting in the developed markets remains below our long-term target, however, as we remain concerned about the fiscal problems in Europe. From a longer-term standpoint, we continue to view both as an essential element of diversification.

   The Fund's individual stock selection added value during the period. The portion of the equity portfolio that is managed by QS Investors, LLC (QS) slightly outperformed, as did the portfolio of international equities managed by Quantitative Management Associates LLC (QMA). QS was helped by its focus on high-quality, large-cap companies, while QMA added the most value through its stock selection within Europe in general, and in the region's financial sector in particular.

   The Fund also holds a modest allocation to bonds, which provided a positive absolute return in the first half of the year.

   We also employ an equity hedging strategy that is designed to manage the risk of stock market volatility. This portion of the Fund worked as intended by helping to dampen the volatility that occurred during the second quarter. In addition, it helped the Fund provide smoother results compared to an unhedged strategy. We anticipate the use of option hedging strategies, which may allow us to provide better risk-adjusted returns over a full market cycle.

o  HOW WOULD YOU CHARACTERIZE YOUR VIEW ON THE U.S. ECONOMY AND FINANCIAL
   MARKETS?

   The U.S. economy continues to experience sluggish, uneven growth. This is nothing new, as the United States is now in the fifth year of a long deleveraging process that is likely to continue for many more years to come. What is new, however, is the recent downturn in corporate earnings estimates. Despite slow economic growth, U.S. corporations have been able to boost profit margins and increase bottom-line earnings in recent years through aggressive cost-cutting. In turn, this has provided a boost to both the economy and the stock

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4  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

   market. Now, however, with earnings estimates beginning to decline, it remains to be seen whether U.S. equities warrant their higher valuation relative to other developed markets around the world. We will be monitoring this closely as we move into the second half of the year.

   On the positive side, the U.S. economy remains the proverbial "best house in a bad neighborhood" relative to its developed-market peers. The combination of the steadier housing market, the boom in the energy industry resulting from the fracking revolution ("fracking" involves injecting chemically treated water into drilled wells to release gas from shale), and the positive impact lower oil prices should have on domestic consumers are all factors that should provide support to our economy. While we see the United States moving closer to self-sustaining growth in the next two to three years, the near-term outlook remains murky due to the potential impact of Europe's continued economic downturn.

   While fundamentals remain the key driver of long-term financial market performance, the near-term picture is likely to remain dominated by questions related to government policy worldwide. In the United States, the election and the policy response to the upcoming "fiscal cliff" -- the combination of increased taxes and reduced government spending currently scheduled to take place in 2013 -- is likely to create a great deal of uncertainty in the months ahead. Other potential sources of volatility include economic data out of China, the debt crisis in Europe, and speculation as to whether the U.S. Federal Reserve will enact a third round of its stimulative quantitative easing policy.

   As these developments inevitably create elevated short-term noise in the financial markets, our response will be to maintain our steady, long-term investment strategy and emphasis on diversification. We believe this steady approach -- while always important -- is essential in the current, news-driven environment.

   Thank you for your investment in the Fund.

   Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA GLOBAL OPPORTUNITIES FUND (Ticker Symbol: UGOFX)


--------------------------------------------------------------------------------
                                          6/30/12                   12/31/11
--------------------------------------------------------------------------------

Net Assets                             $401.9 Million           $441.6 Million
Net Asset Value Per Share                  $9.81                    $9.57


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/12
--------------------------------------------------------------------------------

   12/31/11 to 6/30/12*             1 Year            Since Inception 7/31/08
          2.61%                     -4.20%                     1.16%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/11**
--------------------------------------------------------------------------------

                                      0.93%


               (Includes acquired fund fees and expenses of 0.14%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2012, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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6  | USAA GLOBAL OPPORTUNITIES FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   BARCLAYS U.S.            USAA GLOBAL        MSCI ALL-COUNTRY
               AGGREGATE BOND INDEX     OPPORTUNITIES FUND       WORLD INDEX
 7/31/2008          $10,000.00              $10,000.00            $10,000.00
 8/31/2008           10,094.91               10,100.00              9,784.46
 9/30/2008            9,959.32                9,260.00              8,561.59
10/31/2008            9,724.23                8,820.00              6,865.11
11/30/2008           10,040.76                8,450.00              6,414.09
12/31/2008           10,415.37                8,671.84              6,646.55
 1/31/2009           10,323.47                8,097.08              6,078.68
 2/28/2009           10,284.50                7,542.48              5,483.51
 3/31/2009           10,427.47                7,865.16              5,935.18
 4/30/2009           10,477.33                8,389.50              6,635.81
 5/31/2009           10,553.32                8,853.34              7,296.99
 6/30/2009           10,613.35                8,934.01              7,256.08
 7/31/2009           10,784.54                9,407.94              7,894.81
 8/31/2009           10,896.20                9,599.52              8,177.17
 9/30/2009           11,010.66                9,932.28              8,552.32
10/31/2009           11,065.03                9,821.36              8,420.15
11/30/2009           11,208.28               10,133.95              8,766.46
12/31/2009           11,033.08               10,310.56              8,948.00
 1/31/2010           11,201.62               10,020.12              8,561.29
 2/28/2010           11,243.45               10,175.71              8,670.35
 3/31/2010           11,229.63               10,528.38              9,228.14
 4/30/2010           11,346.52               10,600.99              9,243.67
 5/31/2010           11,442.00               10,123.85              8,359.22
 6/30/2010           11,621.43                9,729.68              8,109.54
 7/31/2010           11,745.42               10,082.35              8,769.40
 8/31/2010           11,896.55                9,688.19              8,462.84
 9/30/2010           11,909.23               10,227.57              9,272.44
10/31/2010           11,951.63               10,331.30              9,607.56
11/30/2010           11,882.94               10,227.57              9,393.79
12/31/2010           11,754.80               10,555.03             10,081.68
 1/31/2011           11,768.48               10,607.34             10,239.89
 2/28/2011           11,797.92               10,806.09             10,538.07
 3/31/2011           11,804.44               10,858.40             10,527.55
 4/30/2011           11,954.28               11,067.62             10,958.25
 5/31/2011           12,110.29               11,004.85             10,722.70
 6/30/2011           12,074.83               10,921.16             10,553.74
 7/31/2011           12,266.44               10,858.40             10,381.92
 8/31/2011           12,445.65               10,178.44              9,623.53
 9/30/2011           12,536.18                9,676.32              8,714.95
10/31/2011           12,549.65               10,251.67              9,648.69
11/30/2011           12,538.76               10,324.89              9,359.86
12/31/2011           12,676.57               10,196.48              9,340.95
 1/31/2012           12,787.88               10,569.39              9,884.10
 2/29/2012           12,784.95               10,867.72             10,381.40
 3/31/2012           12,714.90               10,878.38             10,450.43
 4/30/2012           12,855.86               10,771.83             10,330.85
 5/31/2012           12,972.18               10,164.52              9,404.60
 6/30/2012           12,977.27               10,462.84              9,869.09

                                   [END CHART]

                  Data since Fund inception 7/31/08 to 6/30/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Global Opportunities Fund to the following benchmarks:

o The Barclays U.S. Aggregate Bond Index is an unmanaged index of the Government/Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

o The MCSI All-Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

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                                                        INVESTMENT OVERVIEW |  7

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 6/30/12
                                (% of Net Assets)

Vanguard MSCI Emerging Markets ETF* ....................................... 16.8%
iShares MSCI EAFE Index Fund* ............................................. 10.7%
iShares MSCI Germany Index Fund* ..........................................  8.8%
Apple, Inc. ...............................................................  1.8%
Vanguard Information Technology ETF* ......................................  1.3%
iShares MSCI Italy Index Fund* ............................................  1.3%
Exxon Mobil Corp. .........................................................  1.2%
Microsoft Corp. ...........................................................  0.8%
International Business Machines Corp. .....................................  0.8%
Chevron Corp. .............................................................  0.7%

  *Pursuant to a Securities and Exchange Commission (SEC) exemptive order the Fund may invest in an amount that exeeds the Fund's limitations as set forth in the Investment Company Act of 1940 that would otherwise be applicable.

   You will fund a complete list of securities that the Fund owns on pages 9-34.

                               ASSET ALLOCATION***
                                  AS OF 6/30/12
                                (% of Net Assets)

Common Stocks ............................................................. 52.4%
Exchange-Traded Funds** ................................................... 39.6%
Commercial Mortgage Securities ............................................  2.4%
Corporate Obligations .....................................................  2.3%
Money Market Instruments ..................................................  1.6%
Eurodollar And Yankee Obligations .........................................  0.3%
Preferred Securities ......................................................  0.1%

 **Exchange-traded funds (ETFs) are baskets of securities and are traded, like individual stocks, on an exchange. These particular ETFs represent multiple sectors. The Fund participates in exemptive orders held by certain ETFs that allow the Fund to invest in these ETFs above the level permitted under the investment Act of 1940.

***Excludes futures and options.

   Percentages are of the net assets of the Fund, and may not equal 100%.

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8  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EQUITY SECURITIES (92.1%)

             COMMON STOCKS (52.4%)

             CONSUMER DISCRETIONARY (5.3%)
             -----------------------------
             ADVERTISING (0.0%)
      2,220  Hakuhodo Dy Holdings, Inc.(a)                              $    147
        879  Publicis Groupe S.A.(a)                                          40
        349  WPP plc(a)                                                        4
                                                                        --------
                                                                             191
                                                                        --------
             APPAREL RETAIL (0.4%)
     11,000  Foot Locker, Inc.(b)                                            336
     18,900  Gap, Inc.                                                       517
      5,200  Ross Stores, Inc.                                               325
        600  Shimamura Co. Ltd.(a)                                            70
     11,000  TJX Companies, Inc.                                             472
                                                                        --------
                                                                           1,720
                                                                        --------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
        399  Christian Dior S.A.(a),(b)                                       55
      2,509  Compagnie Financiere Richemont S.A.(a)                          138
        656  LVMH Moet Hennessy - Louis Vuitton S.A.(a),(b)                  100
      2,300  VF Corp.                                                        307
                                                                        --------
                                                                             600
                                                                        --------
             AUTO PARTS & EQUIPMENT (0.2%)
      1,115  Continental AG(a)                                                93
      1,300  Denso Corp.(a)                                                   44
      8,800  Lear Corp.                                                      332
      9,300  NHK Spring Co.(a)                                               100
      4,200  NOK Corp.(a)                                                     90
      3,700  Toyoda Gosei Co. Ltd.(a)                                         85
                                                                        --------
                                                                             744
                                                                        --------
             AUTOMOBILE MANUFACTURERS (0.5%)
      2,055  Bayerische Motoren Werke AG(a),(b)                              149
      6,000  Daihatsu Motor Co., Ltd.(a)                                     105
      1,242  Daimler AG(a),(b)                                                56
      7,273  Fiat S.p.A.*(a)                                                  37

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     44,600  Ford Motor Co.                                             $    428
     30,000  Fuji Heavy Industries Ltd.(a)                                   242
     16,400  General Motors Co.*(b)                                          324
        200  Honda Motor Co. Ltd.(a)                                           7
     18,000  Isuzu Motors Ltd.(a)                                             96
      9,000  Nissan Motor Co. Ltd.(a)                                         85
      6,800  Suzuki Motor Corp.(a)                                           139
      4,000  Toyota Motor Corp.(a),(b)                                       161
                                                                        --------
                                                                           1,829
                                                                        --------
             AUTOMOTIVE RETAIL (0.1%)
      2,400  O'Reilly Automotive, Inc.*                                      201
                                                                        --------
             BROADCASTING (0.2%)
     13,500  CBS Corp. "B"(b)                                                442
    133,193  ITV plc(a),(b)                                                  161
                                                                        --------
                                                                             603
                                                                        --------
             CABLE & SATELLITE (0.5%)
      2,810  British Sky Broadcasting Group plc(a),(b)                        31
      3,400  Charter Communications, Inc. "A"*                               241
     31,600  Comcast Corp. "A"(b)                                          1,010
      6,600  Time Warner Cable, Inc.                                         542
                                                                        --------
                                                                           1,824
                                                                        --------
             CASINOS & GAMING (0.2%)
     31,000  Galaxy Entertainment Group Ltd.*(a)                              78
      7,200  Penn National Gaming, Inc.*                                     321
     59,400  Sands China Ltd.(a)                                             190
      7,000  SJM Holdings Ltd.(a)                                             13
     14,231  TABCORP Holdings Ltd.(a)                                         43
                                                                        --------
                                                                             645
                                                                        --------
             COMPUTER & ELECTRONICS RETAIL (0.2%)
     24,700  Best Buy Co., Inc.(b)                                           518
     14,400  GameStop Corp. "A"(b)                                           264
     52,200  RadioShack Corp.                                                201
                                                                        --------
                                                                             983
                                                                        --------
             CONSUMER ELECTRONICS (0.0%)
        600  Sony Corp.(a)                                                     9
                                                                        --------
             DEPARTMENT STORES (0.3%)
      6,100  Dillard's, Inc. "A"                                             388
      9,600  Macy's, Inc.(b)                                                 330
      5,800  Sears Holdings Corp.*                                           346
                                                                        --------
                                                                           1,064
                                                                        --------

================================================================================

10  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             GENERAL MERCHANDISE STORES (0.1%)
      7,600  Dollar Tree, Inc.*(b)                                      $    409
                                                                        --------
             HOME IMPROVEMENT RETAIL (0.4%)
     24,400  Home Depot, Inc.(b)                                           1,293
      8,800  Lowe's Companies, Inc.                                          250
                                                                        --------
                                                                           1,543
                                                                        --------
             HOMEBUILDING (0.0%)
      5,000  Sekisui House Ltd.(a)                                            47
                                                                        --------
             HOMEFURNISHING RETAIL (0.2%)
     32,200  Aaron's, Inc.(b)                                                912
                                                                        --------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
     12,500  Marriott International, Inc. "A"                                490
                                                                        --------
             HOUSEHOLD APPLIANCES (0.1%)
      6,400  Whirlpool Corp.                                                 391
                                                                        --------
             HOUSEWARES & SPECIALTIES (0.1%)
      7,300  Jarden Corp.                                                    307
                                                                        --------
             INTERNET RETAIL (0.3%)
      2,800  Amazon.com, Inc.*                                               639
      5,400  Expedia, Inc.                                                   260
        700  Priceline.com, Inc.*(b)                                         465
                                                                        --------
                                                                           1,364
                                                                        --------
             LEISURE PRODUCTS (0.0%)
        200  Namco Bandai Holdings, Inc.(a)                                    3
        900  Sankyo Co.(a)                                                    44
      1,300  Shimano, Inc.(a)                                                 85
      4,700  Yamaha Corp.(a)                                                  48
                                                                        --------
                                                                             180
                                                                        --------
             MOTORCYCLE MANUFACTURERS (0.1%)
      8,600  Harley-Davidson, Inc.                                           393
                                                                        --------
             MOVIES & ENTERTAINMENT (0.5%)
     16,200  News Corp. "A"(b)                                               361
     26,000  Regal Entertainment Group "A"                                   358
      9,666  Time Warner, Inc.(b)                                            372
     21,400  Walt Disney Co.(b)                                            1,038
                                                                        --------
                                                                           2,129
                                                                        --------
             PHOTOGRAPHIC PRODUCTS (0.0%)
      2,800  Nikon Corp.(a)                                                   85
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             PUBLISHING (0.1%)
      9,400  McGraw-Hill Companies, Inc.                                $    423
                                                                        --------
             RESTAURANTS (0.3%)
     11,100  Brinker International, Inc.                                     354
      5,400  McDonald's Corp.(b)                                             478
        500  McDonald's Holdings Co.(a)                                       14
      8,700  Starbucks Corp.(b)                                              464
        574  Whitbread plc(a)                                                 18
                                                                        --------
                                                                           1,328
                                                                        --------
             SPECIALTY STORES (0.1%)
      2,900  PetSmart, Inc.                                                  198
     13,400  Sally Beauty Holdings, Inc.*                                    345
                                                                        --------
                                                                             543
                                                                        --------
             TIRES & RUBBER (0.1%)
      1,290  Compagnie Generale des Etablissements Michelin(a)                84
     24,800  Goodyear Tire & Rubber Co.*                                     293
        540  Pirelli & Co. S.p.A.(a)                                           6
                                                                        --------
                                                                             383
                                                                        --------
             Total Consumer Discretionary                                 21,340
                                                                        --------
             CONSUMER STAPLES (5.6%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.3%)
     18,500  Archer-Daniels-Midland Co.                                      546
      5,700  Bunge Ltd.                                                      358
    261,000  Golden Agri-Resources Ltd.(a)                                   139
                                                                        --------
                                                                           1,043
                                                                        --------
             BREWERS (0.1%)
      1,400  Asahi Breweries Ltd.(a)                                          30
        227  Heineken Holding N.V.(a)                                         10
      1,125  Heineken N.V.(a)                                                 59
      4,190  InBev N.V.(a),(b)                                               326
      3,806  SABMiller plc(a)                                                153
                                                                        --------
                                                                             578
                                                                        --------
             DISTILLERS & VINTNERS (0.1%)
      3,100  Beam, Inc.                                                      194
      5,187  Diageo plc(a),(b)                                               133
                                                                        --------
                                                                             327
                                                                        --------
             DRUG RETAIL (0.3%)
     21,700  CVS Caremark Corp.(b)                                         1,014
                                                                        --------

================================================================================

12  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             FOOD DISTRIBUTORS (0.0%)
      6,886  Metcash Ltd.(a)                                            $     24
                                                                        --------
             FOOD RETAIL (0.6%)
     32,144  J Sainsbury plc(a)                                              152
     15,605  Koninklijke Ahold N.V.(a),(b)                                   193
     25,800  Kroger Co.                                                      598
     28,600  Safeway, Inc.                                                   519
      5,300  Seven & I Holdings Co. Ltd.(a)                                  160
     19,057  Tesco plc(a),(b)                                                 93
      7,900  Whole Foods Market, Inc.(b)                                     753
     24,888  William Morrison Supermarket plc(a)                             104
      1,703  Woolworths Ltd.(a)                                               47
                                                                        --------
                                                                           2,619
                                                                        --------
             HOUSEHOLD PRODUCTS (0.5%)
      5,200  Colgate-Palmolive Co.                                           541
     25,900  Procter & Gamble Co.(b)                                       1,587
        943  Reckitt Benckiser Group plc(a),(b)                               50
                                                                        --------
                                                                           2,178
                                                                        --------
             HYPERMARKETS & SUPER CENTERS (0.3%)
      6,100  Aeon Co. Ltd.(a),(b)                                             76
     17,500  Wal-Mart Stores, Inc.(b)                                      1,220
      1,553  Wesfarmers Ltd.(a),(b)                                           48
                                                                        --------
                                                                           1,344
                                                                        --------
             PACKAGED FOODS & MEAT (1.2%)
     12,700  ConAgra Foods, Inc.                                             329
      1,772  DANONE S.A.(a)                                                  110
     43,300  Dean Foods Co.*(b)                                              737
      6,400  Hershey Co.                                                     461
     20,600  Kraft Foods, Inc. "A"(b)                                        796
      9,174  Nestle S.A.(a),(b)                                              547
      3,800  Ralcorp Holdings, Inc.*                                         254
     18,400  Smithfield Foods, Inc.*                                         398
      5,668  Suedzucker AG(a)                                                201
      6,068  Tate & Lyle plc(a)                                               62
     32,400  Tyson Foods, Inc. "A"                                           610
      3,949  Unilever N.V.(a),(b)                                            132
        548  Unilever plc(a),(b)                                              18
                                                                        --------
                                                                           4,655
                                                                        --------
             PERSONAL PRODUCTS (0.0%)
        456  L'Oreal S.A.(a)                                                  53
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SOFT DRINKS (0.9%)
     21,800  Coca-Cola Co.(b)                                           $  1,704
      8,000  Monster Beverage Corp.*                                         570
     18,100  PepsiCo, Inc.                                                 1,279
                                                                        --------
                                                                           3,553
                                                                        --------
             TOBACCO (1.3%)
     39,700  Altria Group, Inc.(b)                                         1,372
      6,291  British American Tobacco plc(a),(b)                             320
      5,548  Imperial Tobacco Group plc(a),(b)                               213
      3,000  Japan Tobacco, Inc.(a)                                           89
      3,700  Lorillard, Inc.                                                 488
     29,300  Philip Morris International, Inc.(b)                          2,557
                                                                        --------
                                                                           5,039
                                                                        --------
             Total Consumer Staples                                       22,427
                                                                        --------
             ENERGY (5.1%)
             -------------
             INTEGRATED OIL & GAS (2.8%)
      2,908  BG Group plc(a),(b)                                              60
     76,000  BP plc(a),(b)                                                   509
     26,900  Chevron Corp.(b)                                              2,838
     13,307  ENI S.p.A.(a),(b)                                               284
     56,200  Exxon Mobil Corp.(b)                                          4,809
     13,800  Murphy Oil Corp.(b)                                             694
      8,200  Occidental Petroleum Corp.(b)                                   703
     13,829  Royal Dutch Shell plc "A"(a),(b)                                466
      9,631  Royal Dutch Shell plc "B"(a),(b)                                336
      9,807  Statoil ASA(a),(b)                                              235
      6,805  Total S.A.(a),(b)                                               307
                                                                        --------
                                                                          11,241
                                                                        --------
             OIL & GAS DRILLING (0.2%)
      5,300  Diamond Offshore Drilling, Inc.                                 314
     11,400  Nabors Industries Ltd.*                                         164
      3,999  Seadrill Ltd.(a)                                                143
      1,119  Transocean Ltd.(a)                                               50
                                                                        --------
                                                                             671
                                                                        --------
             OIL & GAS EQUIPMENT & SERVICES (0.3%)
      8,100  National-Oilwell Varco, Inc.(b)                                 522
      8,400  Schlumberger Ltd.                                               545
         55  Technip S.A.(a)                                                   6
                                                                        --------
                                                                           1,073
                                                                        --------

================================================================================

14  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             OIL & GAS EXPLORATION & PRODUCTION (0.8%)
      7,300  Anadarko Petroleum Corp.(b)                                $    483
      3,000  Apache Corp.(b)                                                 264
     10,900  Chesapeake Energy Corp.                                         203
     15,400  ConocoPhillips(b)                                               861
      4,000  EOG Resources, Inc.(b)                                          360
     20,600  Marathon Oil Corp.(b)                                           527
      7,500  Plains Exploration & Production Co.*                            264
      3,521  Tullow Oil plc(a)                                                81
      9,200  Whiting Petroleum Corp.*                                        378
                                                                        --------
                                                                           3,421
                                                                        --------
             OIL & GAS REFINING & MARKETING (0.9%)
     14,900  HollyFrontier Corp.                                             528
        200  Idemitsu Kosan Co. Ltd.(a)                                       18
     17,500  Marathon Petroleum Corp.                                        786
     12,500  Phillips 66 Co.*                                                416
     16,600  Sunoco, Inc.                                                    788
     29,800  Tesoro Corp.*                                                   744
      9,000  Valero Energy Corp.(b)                                          217
                                                                        --------
                                                                           3,497
                                                                        --------
             OIL & GAS STORAGE & TRANSPORTATION (0.1%)
      8,700  Teekay Corp.                                                    254
     11,200  Williams Companies, Inc.                                        323
                                                                        --------
                                                                             577
                                                                        --------
             Total Energy                                                 20,480
                                                                        --------
             FINANCIALS (9.0%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
     31,810  Aberdeen Asset Management plc(a)                                129
     10,000  Bank of New York Mellon Corp.                                   219
        595  Julius Baer Holding AG "B"*(a)                                    7
        194  Schroders plc(a)                                                  4
      7,900  State Street Corp.(b)                                           353
                                                                        --------
                                                                             712
                                                                        --------
             CONSUMER FINANCE (0.6%)
     16,000  American Express Co.                                            931
     12,000  Capital One Financial Corp.(b)                                  656
     22,600  Discover Financial Services(b)                                  782
                                                                        --------
                                                                           2,369
                                                                        --------
             DIVERSIFIED BANKS (1.6%)
      6,000  Aozora Bank Ltd.(a)                                              14
      4,729  Australia and New Zealand Banking Group Ltd.(a),(b)             107

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
      8,361  Banco Bilbao Vizcaya Argentaria S.A.(a),(b)                $     60
     14,485  Banco Santander S.A.(a),(b)                                      97
     52,202  Barclays plc(a),(b)                                             134
      1,525  BNP Paribas S.A.(a),(b)                                          59
     81,000  BOC Hong Kong Holdings Ltd.(a)                                  249
      2,718  Commonwealth Bank of Australia(a),(b)                           149
     11,000  DBS Group Holdings Ltd.(a)                                      121
     59,384  HSBC Holdings plc(a),(b)                                        524
     69,500  Mitsubishi UFJ Financial Group, Inc.(a),(b)                     333
    154,100  Mizuho Financial Group, Inc.(a),(b)                             261
      9,278  National Australia Bank Ltd.(a),(b)                             225
         85  Raiffeisen International Bank-Holding AG(a)                       3
     22,054  Skandinaviska Enskilda Banken "A"(a)                            144
      4,175  Standard Chartered plc(a)                                        91
      9,300  Sumitomo Mitsui Financial Group, Inc.(a),(b)                    307
      8,000  Sumitomo Mitsui Trust Holdings, Inc.(a)                          24
      5,963  Svenska Handelsbanken AB "A"(a)                                 196
     11,988  Swedbank AB "A"(a),(b)                                          189
     20,200  U.S. Bancorp                                                    650
     59,700  Wells Fargo & Co.(b)                                          1,996
     15,853  Westpac Banking Corp.(a),(b)                                    345
                                                                        --------
                                                                           6,278
                                                                        --------
             DIVERSIFIED CAPITAL MARKETS (0.0%)
      2,720  Deutsche Bank AG(a),(b)                                          99
      4,285  UBS AG*(a)                                                       50
                                                                        --------
                                                                             149
                                                                        --------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
     26,145  Lend Lease Group(a)                                             194
     11,000  Sun Hung Kai Properties Ltd.(a)                                 130
     19,000  Tokyu Land Corp.(a)                                              94
      5,000  UOL Group Ltd.(a),(b)                                            20
                                                                        --------
                                                                             438
                                                                        --------
             INSURANCE BROKERS (0.1%)
      7,600  Brown & Brown, Inc.(b)                                          207
                                                                        --------
             INVESTMENT BANKING & BROKERAGE (0.1%)
      6,400  Goldman Sachs Group, Inc.                                       614
                                                                        --------
             LIFE & HEALTH INSURANCE (0.1%)
     38,456  Legal & General Group plc(a),(b)                                 77
     24,576  Old Mutual plc(a)                                                59
      3,597  Prudential plc(a)                                                42
     13,696  Standard Life plc(a)                                             50
                                                                        --------
                                                                             228
                                                                        --------

================================================================================

16  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (0.3%)
     15,000  American International Group, Inc.*(b)                     $    481
     13,766  Aviva plc(a),(b)                                                 59
     15,373  AXA S.A.(a),(b)                                                 206
      9,600  Loews Corp.                                                     393
        310  Zurich Financial Services AG*(a),(b)                             70
                                                                        --------
                                                                           1,209
                                                                        --------
             MULTI-SECTOR HOLDINGS (0.0%)
      1,965  Kinnevik Investment AB "B"(a)                                    39
                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
    136,100  Bank of America Corp.(b)                                      1,113
     42,910  Citigroup, Inc.(b)                                            1,176
     50,800  JPMorgan Chase & Co.(b)                                       1,815
      1,750  ORIX Corp.(a)                                                   163
                                                                        --------
                                                                           4,267
                                                                        --------
             PROPERTY & CASUALTY INSURANCE (1.5%)
      6,000  ACE Ltd.                                                        445
      3,079  Admiral Group(a)                                                 58
      5,700  Allied World Assurance Co.                                      453
     21,200  Allstate Corp.(b)                                               744
     18,900  Berkshire Hathaway, Inc. "B"*(b)                              1,575
      8,000  Chubb Corp.                                                     583
      8,600  Cincinnati Financial Corp.(b)                                   327
     23,600  Fidelity National Financial, Inc. "A"(b)                        454
     10,800  Hanover Insurance Group, Inc.                                   423
      9,293  Insurance Australia Group Ltd.(a)                                33
     10,803  Royal & Sun Alliance Insurance Group(a),(b)                      18
      9,800  Travelers Companies, Inc.                                       626
        700  White Mountains Insurance Group Ltd.                            365
                                                                        --------
                                                                           6,104
                                                                        --------
             REAL ESTATE DEVELOPMENT (0.1%)
     11,000  Cheung Kong Holdings Ltd.(a)                                    136
     22,000  Keppel Land Ltd.(a)                                              57
     47,000  Sino Land Co.(a)                                                 71
                                                                        --------
                                                                             264
                                                                        --------
             REAL ESTATE OPERATING COMPANIES (0.1%)
     21,700  Forest City Enterprises, Inc. "A"*                              317
     26,252  Immofinanz AG*(a),(b)                                            83
                                                                        --------
                                                                             400
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             REGIONAL BANKS (0.7%)
     24,900  Associated Banc Corp.                                      $    328
     34,300  CapitalSource, Inc.                                             230
     17,000  Fifth Third Bancorp                                             228
     56,500  KeyCorp(b)                                                      437
    111,100  Regions Financial Corp.(b)                                      750
     26,100  Resona Holdings, Inc.(a),(b)                                    108
     26,200  SunTrust Banks, Inc.                                            635
     14,100  Zions Bancorp.                                                  274
                                                                        --------
                                                                           2,990
                                                                        --------
             REINSURANCE (0.5%)
      5,000  Everest Re Group Ltd.                                           518
      1,613  Hannover Rueckversicherungs(a),(b)                               96
      1,441  Muenchener Rueckversicherungs-Gesellschaft AG(a)                203
      3,500  PartnerRe Ltd.                                                  265
      9,300  RenaissanceRe Holdings Ltd.                                     707
      4,922  Swiss Re Ltd.*(a)                                               309
                                                                        --------
                                                                           2,098
                                                                        --------
             REITs - DIVERSIFIED (0.0%)
     37,000  BGP Holdings plc, acquired 8/06/2009; cost: $0*(a),(c)           --
        572  Fonciere des Regions(a)                                          41
     29,020  GPT Group(a)                                                     98
                                                                        --------
                                                                             139
                                                                        --------
             REITs - INDUSTRIAL (0.0%)
      6,972  Macquarie Goodman Group(a)                                       26
                                                                        --------
             REITs - MORTGAGE (0.2%)
     28,400  American Capital Agency Corp.                                   955
                                                                        --------
             REITs - OFFICE (0.6%)
     75,400  Brandywine Realty Trust                                         931
     21,100  CommonWealth REIT                                               403
     23,900  Corporate Office Properties Trust                               562
     22,400  Duke Realty Corp.                                               328
                                                                        --------
                                                                           2,224
                                                                        --------
             REITs - RESIDENTIAL (0.1%)
     15,400  Apartment Investment & Management Co. "A"                       416
                                                                        --------
             REITs - RETAIL (0.5%)
     14,849  Centro Retail Australia(a)                                       30
     37,080  CFS Retail Property Trust(a)                                     74
     47,000  Link REIT(a)                                                    192
      5,000  Simon Property Group, Inc.(b)                                   778

================================================================================

18  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
      7,800  Taubman Centers, Inc.                                      $    602
     63,003  Westfield Retail Trust(a)                                       185
                                                                        --------
                                                                           1,861
                                                                        --------
             REITs - SPECIALIZED (0.3%)
     35,500  Hospitality Properties Trust                                    879
     23,900  Weyerhaeuser Co.                                                535
                                                                        --------
                                                                           1,414
                                                                        --------
             SPECIALIZED FINANCE (0.1%)
      1,870  London Stock Exchange Group plc(a)                               29
      5,300  Moody's Corp.                                                   194
                                                                        --------
                                                                             223
                                                                        --------
             THRIFTS & MORTGAGE FINANCE (0.1%)
     44,500  Capitol Federal Financial, Inc.                                 529
                                                                        --------
             Total Financials                                             36,153
                                                                        --------
             HEALTH CARE (6.7%)
             -----------------
             BIOTECHNOLOGY (0.9%)
      2,800  Alexion Pharmaceuticals, Inc.*(b)                               278
     14,900  Amgen, Inc.(b)                                                1,088
     13,800  Amylin Pharmaceuticals, Inc.*                                   390
      3,100  Biogen Idec, Inc.*                                              448
      2,222  CSL Ltd.(a)                                                      90
      8,200  Gilead Sciences, Inc.*                                          420
      4,400  Regeneron Pharmaceuticals, Inc.*                                503
      4,300  United Therapeutics Corp.*                                      212
                                                                        --------
                                                                           3,429
                                                                        --------
             HEALTH CARE DISTRIBUTORS (0.4%)
     12,500  AmerisourceBergen Corp.(b)                                      492
     12,400  Cardinal Health, Inc.(b)                                        521
      7,600  McKesson Corp.(b)                                               712
                                                                        --------
                                                                           1,725
                                                                        --------
             HEALTH CARE EQUIPMENT (0.2%)
     78,900  Boston Scientific Corp.*                                        447
        800  Intuitive Surgical, Inc.*                                       443
                                                                        --------
                                                                             890
                                                                        --------
             HEALTH CARE FACILITIES (0.4%)
     26,000  Community Health Systems, Inc.*                                 729
      7,800  LifePoint Hospitals, Inc.*                                      319
      1,674  Ramsay Health Care(a)                                            39
     67,900  Tenet Healthcare Corp.*                                         356
                                                                        --------
                                                                           1,443
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HEALTH CARE SUPPLIES (0.0%)
        917  Coloplast A/S "B"(a)                                       $    165
                                                                        --------
             HEALTH CARE TECHNOLOGY (0.1%)
      5,000  Cerner Corp.*(b)                                                413
                                                                        --------
             LIFE SCIENCES TOOLS & SERVICES (0.0%)
        325  Lonza Group AG*(a)                                               14
                                                                        --------
             MANAGED HEALTH CARE (0.9%)
      7,700  Aetna, Inc.(b)                                                  299
     13,400  Health Net, Inc.*                                               325
      9,200  Humana, Inc.(b)                                                 712
     23,700  UnitedHealth Group, Inc.(b)                                   1,387
     12,900  WellPoint, Inc.                                                 823
                                                                        --------
                                                                           3,546
                                                                        --------
             PHARMACEUTICALS (3.8%)
     26,200  Abbott Laboratories(b)                                        1,689
      7,535  AstraZeneca plc(a),(b)                                          337
      4,745  Bayer AG(a),(b)                                                 342
     24,600  Bristol-Myers Squibb Co.(b)                                     884
     34,100  Eli Lilly and Co.(b)                                          1,463
     18,500  Forest Laboratories, Inc.*(b)                                   647
     19,271  GlaxoSmithKline plc(a),(b)                                      437
     34,400  Johnson & Johnson(b)                                          2,324
     45,700  Merck & Co., Inc.(b)                                          1,908
     17,900  Mylan, Inc.*                                                    383
      5,804  Novartis AG(a),(b)                                              324
        659  Novo Nordisk A/S(a),(b)                                          95
      7,080  Orion Oyj "B"(a)                                                134
    106,000  Pfizer, Inc.(b)                                               2,438
      3,070  Roche Holding AG(a),(b)                                         530
      4,873  Sanofi-Aventis S.A.(a),(b)                                      370
      4,643  Teva Pharmaceutical Industries Ltd.(a),(b)                      183
     12,000  Warner Chilcott plc "A"*                                        215
      5,900  Watson Pharmaceuticals, Inc.*                                   437
                                                                        --------
                                                                          15,140
                                                                        --------
             Total Health Care                                            26,765
                                                                        --------
             INDUSTRIALS (4.8%)
             ------------------
             AEROSPACE & DEFENSE (1.2%)
      9,700  Boeing Co.                                                      721
     26,620  Cobham plc(a)                                                    97
        149  Elbit Systems Ltd.(a)                                             5
      2,958  European Aeronautic Defense and Space Co. N.V.(a),(b)           105

================================================================================

20  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     10,700  Honeywell International, Inc.(b)                           $    598
     14,900  Huntington Ingalls Industries, Inc.*                            600
      4,300  L-3 Communications Holdings, Inc.                               318
      3,300  Lockheed Martin Corp.                                           287
     11,200  Northrop Grumman Corp.(b)                                       714
      4,831  Rolls Royce Holdings PLC*(a)                                     65
        525  Safran S.A.(a),(b)                                               20
     10,900  Textron, Inc.                                                   271
      2,600  TransDigm Group, Inc.*                                          349
      7,300  United Technologies Corp.                                       551
                                                                        --------
                                                                           4,701
                                                                        --------
             AIR FREIGHT & LOGISTICS (0.1%)
      7,733  Deutsche Post AG(a)                                             137
      3,100  United Parcel Service, Inc. "B"(b)                              244
                                                                        --------
                                                                             381
                                                                        --------
             AIRLINES (0.2%)
     45,000  All Nippon Airways Co. Ltd.(a)                                  127
     47,400  Delta Air Lines, Inc.*                                          519
     15,400  United Continental Holdings, Inc.*                              375
                                                                        --------
                                                                           1,021
                                                                        --------
             BUILDING PRODUCTS (0.2%)
      6,009  Assa Abloy AB "B"(a)                                            168
     10,900  Fortune Brands, Inc.*                                           243
        218  Geberit AG*(a)                                                   43
     13,900  Masco Corp.                                                     193
                                                                        --------
                                                                             647
                                                                        --------
             CONSTRUCTION & ENGINEERING (0.3%)
      1,029  ACS Actividades de Construccion y Servicios S.A.(a)              22
      5,700  Chicago Bridge & Iron Co.(b)                                    216
      1,554  Ferrovial S.A.(a)                                                18
     13,300  Quanta Services, Inc.*                                          320
      5,000  Taisei Corp.(a)                                                  13
     16,300  URS Corp.                                                       569
      2,808  Vinci S.A.(a)                                                   131
                                                                        --------
                                                                           1,289
                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
      8,500  AGCO Corp.*(b)                                                  389
      8,700  Caterpillar, Inc.(b)                                            739
      5,600  CNH Global N.V.*                                                218
     17,516  Fiat Industrial S.p.A.(a)                                       172
     14,000  Hino Motors(a)                                                  101

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
      3,800  Hitachi Construction Machinery Co. Ltd.(a)                 $     71
     27,600  Oshkosh Corp.*(b)                                               578
     13,626  Volvo AB "B"(a)                                                 156
      3,200  Wabtec Corp.                                                    250
                                                                        --------
                                                                           2,674
                                                                        --------
             DIVERSIFIED SUPPORT SERVICES (0.0%)
      7,110  Babcock International Group plc(a)                               95
                                                                        --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     13,800  General Cable Corp.*                                            358
      2,169  Schneider Electric S.A.(a),(b)                                  121
                                                                        --------
                                                                             479
                                                                        --------
             HEAVY ELECTRICAL EQUIPMENT (0.0%)
      1,464  ABB Ltd.*(a)                                                     24
      2,000  Mitsubishi Electric Corp.(a),(b)                                 17
                                                                        --------
                                                                              41
                                                                        --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      1,320  Adecco S.A.*(a)                                                  59
                                                                        --------
             INDUSTRIAL CONGLOMERATES (0.9%)
      5,400  3M Co.                                                          484
    122,700  General Electric Co.(b)                                       2,557
     12,000  Keppel Corp. Ltd.(a)                                             99
      2,473  Koninklijke Philips Electronics N.V.(a)                          49
      1,011  Siemens AG(a),(b)                                                85
        259  Smiths Group plc(a)                                               4
      6,400  Tyco International Ltd.(b)                                      338
                                                                        --------
                                                                           3,616
                                                                        --------
             INDUSTRIAL MACHINERY (0.4%)
      1,831  Atlas Copco AB "A"(a)                                            40
      1,300  FANUC Ltd.(a),(b)                                               214
      5,683  IMI plc(a)                                                       74
     12,400  Ingersoll-Rand plc                                              523
     32,700  ITT Corp.                                                       575
        236  Kone Oyj "B"(a)                                                  14
      4,441  Metso Corp.(a)                                                  154
      3,831  Sandvik AB(a)                                                    49
        200  THK Co. Ltd.(a)                                                   4
                                                                        --------
                                                                           1,647
                                                                        --------
             MARINE (0.0%)
          1  A.P. Moller-Maersk A/S "B"(a),(b)                                 6
                                                                        --------

================================================================================

22  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             OFFICE SERVICES & SUPPLIES (0.0%)
        145  Societe BIC S.A.(a)                                        $     15
                                                                        --------
             RAILROADS (0.2%)
         15  Central Japan Railway Co.(a)                                    119
        800  East Japan Railway Co.(a)                                        50
      1,500  MTR Corp. Ltd.(a)                                                 5
      3,900  Union Pacific Corp.(b)                                          465
                                                                        --------
                                                                             639
                                                                        --------
             RESEARCH & CONSULTING SERVICES (0.1%)
      1,238  Campbell Brothers, Ltd.(a)                                       70
      7,300  Equifax, Inc.(b)                                                340
                                                                        --------
                                                                             410
                                                                        --------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
     17,100  ITOCHU Corp.(a)                                                 179
     26,000  Marubeni Corp.(a),(b)                                           173
      2,600  Mitsui & Co. Ltd.(a),(b)                                         38
      2,614  Rexel S.A.(a)                                                    45
     14,500  Sumitomo Corp.(a),(b)                                           203
        100  Toyota Tsusho Corp.(a)                                            2
                                                                        --------
                                                                             640
                                                                        --------
             TRUCKING (0.2%)
     45,000  ComfortDelGro Corp. Ltd.(a)                                      55
     15,200  Con-Way, Inc.                                                   549
     20,100  Hertz Global Holdings, Inc.*                                    257
      7,000  Nippon Express Co.(a)                                            29
                                                                             890
                                                                        --------
             Total Industrials                                            19,250
                                                                        --------
             INFORMATION TECHNOLOGY (9.4%)
             -----------------------------
             APPLICATION SOFTWARE (0.1%)
      1,402  Dassault Systemes S.A. ADR(a)                                   132
      2,755  SAP AG(a),(b)                                                   162
                                                                        --------
                                                                             294
                                                                        --------
             COMMUNICATIONS EQUIPMENT (0.7%)
     57,500  Brocade Communications Systems, Inc.*                           283
     87,800  Cisco Systems, Inc.(b)                                        1,508
      6,500  EchoStar Corp. "A"*                                             172
     14,500  QUALCOMM, Inc.(b)                                               807
                                                                        --------
                                                                           2,770
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMPUTER HARDWARE (2.1%)
     12,500  Apple, Inc.*(b)                                            $  7,300
     36,400  Dell, Inc.*(b)                                                  456
     12,900  Diebold, Inc.(b)                                                476
     16,700  NCR Corp.*                                                      380
                                                                        --------
                                                                           8,612
                                                                        --------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
     23,800  EMC Corp.*(b)                                                   610
     18,600  Western Digital Corp.*(b)                                       567
                                                                        --------
                                                                           1,177
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
      4,100  Alliance Data Systems Corp.*                                    554
     11,800  CoreLogic, Inc.*                                                216
      9,600  Fidelity National Information Services, Inc.(b)                 327
      5,500  Fiserv, Inc.*(b)                                                397
     16,700  Lender Processing Services, Inc.                                422
      2,700  MasterCard, Inc. "A"(b)                                       1,161
     20,400  Total System Services, Inc.(b)                                  488
      9,200  Visa, Inc. "A"(b)                                             1,138
                                                                        --------
                                                                           4,703
                                                                        --------
             ELECTRONIC COMPONENTS (0.1%)
        500  Kyocera Corp.(a)                                                 43
     44,100  Vishay Intertechnology, Inc.*                                   416
                                                                        --------
                                                                             459
                                                                        --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      3,514  Hexagon AB "B"(a)                                                61
     17,000  Hitachi Ltd.(a),(b)                                             105
      5,500  Itron, Inc.*                                                    227
        200  Keyence Corp.(a)                                                 49
                                                                        --------
                                                                             442
                                                                        --------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
     16,100  Jabil Circuit, Inc.                                             327
                                                                        --------
             HOME ENTERTAINMENT SOFTWARE (0.0%)
      5,500  Nexon Co. Ltd.*(a)                                              108
                                                                        --------
             INTERNET SOFTWARE & SERVICES (1.0%)
     20,900  AOL, Inc.*(b)                                                   587
     14,500  eBay, Inc.*(b)                                                  609
      2,100  Equinix, Inc.*                                                  369
      3,100  Google, Inc. "A"*(b)                                          1,798

================================================================================

24  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
      9,400  IAC/InterActiveCorp.                                       $    429
     19,800  Yahoo!, Inc.*                                                   313
                                                                        --------
                                                                           4,105
                                                                        --------
             IT CONSULTING & OTHER SERVICES (1.2%)
      2,667  Cap Gemini S.A.(a)                                               98
     16,600  International Business Machines Corp.(b)                      3,246
        100  ITOCHU Techno - Solutions Corp.(a)                                5
      2,200  Otsuka Corp.(a)                                                 189
     51,500  SAIC, Inc.                                                      624
      7,800  Teradata Corp.*                                                 562
                                                                        --------
                                                                           4,724
                                                                        --------
             OFFICE ELECTRONICS (0.0%)
      2,600  Canon, Inc.(a),(b)                                              104
                                                                        --------
             SEMICONDUCTOR EQUIPMENT (0.3%)
     30,000  Applied Materials, Inc.(b)                                      344
      4,686  ASML Holding N.V.(a)                                            239
     10,600  KLA-Tencor Corp.                                                522
     25,500  Teradyne, Inc.*                                                 358
                                                                        --------
                                                                           1,463
                                                                        --------
             SEMICONDUCTORS (0.7%)
     40,300  Advanced Micro Devices, Inc.*                                   231
     10,700  Broadcom Corp. "A"*(b)                                          362
     28,700  Freescale Semiconductor Ltd.*                                   294
      4,586  Infineon Technologies AG(a)                                      31
     73,400  Intel Corp.(b)                                                1,956
                                                                        --------
                                                                           2,874
                                                                        --------
             SYSTEMS SOFTWARE (1.3%)
     12,300  CA, Inc.(b)                                                     333
    108,100  Microsoft Corp.(b)                                            3,307
     41,800  Oracle Corp.(b)                                               1,241
      4,100  Red Hat, Inc.*                                                  232
                                                                        --------
                                                                           5,113
                                                                        --------
             TECHNOLOGY DISTRIBUTORS (0.2%)
      8,400  Arrow Electronics, Inc.*                                        276
     14,400  Avnet, Inc.*(b)                                                 444
                                                                        --------
                                                                             720
                                                                        --------
             Total Information Technology                                 37,995
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MATERIALS (2.0%)
             ----------------
             COMMODITY CHEMICALS (0.0%)
      1,472  Arkema, Inc.(a)                                            $     97
      7,000  Asahi Kasei Corp.(a)                                             38
      5,000  Teijin Ltd.(a)                                                   15
                                                                        --------
                                                                             150
                                                                        --------
             CONSTRUCTION MATERIALS (0.0%)
      2,496  Imerys S.A.(a)                                                  127
                                                                        --------
             DIVERSIFIED CHEMICALS (0.4%)
      4,877  BASF SE(a),(b)                                                  339
      3,273  Lanxess AG(a)                                                   206
     14,000  Mitsubishi Gas Chemical Co., Inc.(a)                             80
      8,500  PPG Industries, Inc.                                            902
                                                                        --------
                                                                           1,527
                                                                        --------
             DIVERSIFIED METALS & MINING (0.4%)
      1,527  Anglo American Capital plc(a),(b)                                50
      9,644  BHP Billiton Ltd.(a),(b)                                        315
     11,513  BHP Billiton plc(a),(b)                                         329
      9,449  Boliden AB(a)                                                   132
     11,600  Freeport-McMoRan Copper & Gold, Inc.(b)                         395
      1,951  Iluka Resources Ltd.(a)                                          23
      4,729  Oxiana Ltd.(a)                                                   39
        728  Rio Tinto Ltd.(a),(b)                                            43
      5,786  Rio Tinto plc(a),(b)                                            276
      5,000  Sumitomo Metal Mining Co. Ltd.(a)                                56
      1,200  Vedanta Resources plc(a),(b)                                     17
      4,834  Xstrata plc(a)                                                   61
                                                                        --------
                                                                           1,736
                                                                        --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
      3,300  CF Industries Holdings, Inc.(b)                                 639
      2,604  Incitec Pivot Ltd.(a)                                             8
      1,210  Israel Chemicals Ltd.(a)                                         13
      8,300  Monsanto Co.(b)                                                 687
        203  Syngenta AG(a)                                                   69
      3,305  Yara International ASA(a)                                       145
                                                                        --------
                                                                           1,561
                                                                        --------
             GOLD (0.0%)
         87  Randgold Resources Ltd.(a)                                        8
                                                                        --------
             INDUSTRIAL GASES (0.0%)
        284  Air Liquide S.A.(a)                                              33
                                                                        --------

================================================================================

26  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             PAPER PACKAGING (0.0%)
      3,579  Amcor Ltd.(a)                                              $     26
                                                                        --------
             PAPER PRODUCTS (0.2%)
      7,400  Domtar Corp.(b)                                                 568
      6,200  International Paper Co.(b)                                      179
                                                                        --------
                                                                             747
                                                                        --------
             SPECIALTY CHEMICALS (0.5%)
      4,700  Cytec Industries, Inc.(b)                                       276
      2,000  Daicel Chemical Industries Ltd.(a)                               12
      1,512  Koninklijke DSM N.V.(a)                                          75
     12,400  LyondellBasell Industries N.V. "A"(d)                           499
      1,800  Nitto Denko Corp.(a)                                             77
      4,300  Sherwin-Williams Co.                                            569
      4,600  Valspar Corp.                                                   241
      6,200  W.R. Grace & Co.*                                               313
                                                                        --------
                                                                           2,062
                                                                        --------
             STEEL (0.1%)
     28,406  Fortescue Metals Group Ltd.(a)                                  145
      1,403  Voestalpine AG(a),(b)                                            37
                                                                        --------
                                                                             182
                                                                        --------
             Total Materials                                               8,159
                                                                        --------
             TELECOMMUNICATION SERVICES (2.2%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.1%)
     15,100  tw telecom, inc.*                                               387
                                                                        --------
             INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
     68,200  AT&T, Inc.(b)                                                 2,432
     55,341  BT Group plc(a),(b)                                             183
      5,900  Nippon Telegraph & Telephone Corp.(a),(b)                       274
        428  Swisscom AG(a)                                                  172
     72,766  Telecom Corp. of New Zealand Ltd.(a)                            140
     80,827  Telecom Italia S.p.A.(a),(b)                                     80
     11,497  Telstra Corp. Ltd.(a)                                            44
     48,000  Verizon Communications, Inc.(b)                               2,133
      6,690  Vivendi S.A.(a)                                                 124
                                                                        --------
                                                                           5,582
                                                                        --------
             WIRELESS TELECOMMUNICATION SERVICES (0.7%)
      8,700  American Tower Corp.                                            608
      5,700  Crown Castle International Corp.*                               334

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
         29  KDDI Corp.(a)                                              $    187
        201  Millicom International Cellular S.A.(a)                          19
      9,700  SoftBank Corp.(a),(b)                                           361
     81,200  Sprint Nextel Corp.*                                            265
     35,901  Telephone & Data Systems, Inc.                                  764
     77,063  Vodafone Group plc(a),(b)                                       217
                                                                        --------
                                                                           2,755
                                                                        --------
             Total Telecommunication Services                              8,724
                                                                        --------
             UTILITIES (2.3%)
             ----------------
             ELECTRIC UTILITIES (1.2%)
      6,000  Cheung Kong Infrastructure Holdings Ltd.(a)                      36
     18,600  Duke Energy Corp.*(b)                                           429
     12,700  Edison International(b)                                         587
     62,731  EDP-Energias de Portugal(a),(b)                                 148
     60,711  Enel S.p.A.(a),(b)                                              196
      6,800  FirstEnergy Corp.(b)                                            334
     19,800  Hawaiian Electric Industries, Inc.                              565
     27,129  Iberdrola S.A.(a),(b)                                           128
      3,900  NextEra Energy, Inc.                                            268
     38,900  NV Energy, Inc.                                                 684
     11,600  Pinnacle West Capital Corp.                                     600
      3,268  Red Electrica de Espana(a)                                      143
      4,387  Scottish & Southern Energy plc(a),(b)                            96
     11,900  Southern Co.                                                    551
     14,759  SP AusNet(a)                                                     15
      8,545  Terna-Rete Elettrica Nationale S.p.A.(a)                         31
                                                                        --------
                                                                           4,811
                                                                        --------
             GAS UTILITIES (0.1%)
      9,202  Enagas S.A.(a)                                                  168
      5,892  Gas Natural SDG S.A.(a)                                          76
     14,100  Hong Kong and China Gas Co., Ltd.(a)                             30
                                                                        --------
                                                                             274
                                                                        --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
     40,600  AES Corp.*                                                      521
     42,500  Calpine Corp.*                                                  701
     30,700  NRG Energy, Inc.*                                               533
                                                                        --------
                                                                           1,755
                                                                        --------

================================================================================

28  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MULTI-UTILITIES (0.6%)
     21,100  Ameren Corp.(b)                                            $    708
      1,152  Centrica plc(a)                                                   6
     13,200  CMS Energy Corp.                                                310
      8,000  Consolidated Edison, Inc.(b)                                    498
      9,900  DTE Energy Co.(b)                                               587
        926  Gaz de France S.A.(a),(b)                                        22
     28,125  National Grid plc(a)                                            298
        452  RWE AG(a),(b)                                                    18
                                                                        --------
                                                                           2,447
                                                                        --------
             Total Utilities                                               9,287
                                                                        --------
             Total Common Stocks (cost: $193,831)                        210,580
                                                                        --------
             PREFERRED SECURITIES (0.1%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.1%)
      1,148  Volkswagen AG(a),(b)                                            182
                                                                        --------
             CONSUMER STAPLES (0.0%)
             -----------------------
             HOUSEHOLD PRODUCTS (0.0%)
        682  Henkel AG & Co. KGaA(a)                                          45
                                                                        --------
             Total Preferred Securities (cost: $148)                         227
                                                                        --------
             EXCHANGE-TRADED FUNDS (39.6%)

             DOMESTIC EXCHANGE-TRADED FUNDS (1.3%)
     78,851  Vanguard Information Technology ETF(b)                        5,419
                                                                        --------
             FOREIGN EXCHANGE-TRADED FUNDS (38.3%)
    860,496  iShares MSCI EAFE Index Fund(b)                              42,990
     97,339  iShares MSCI EMU Index Fund(b)                                2,672
  1,785,859  iShares MSCI Germany Index Fund(b)                           35,360
    471,318  iShares MSCI Italy Index Fund                                 5,331
  1,695,532  Vanguard MSCI Emerging Markets ETF(b)                        67,737
                                                                        --------
             Total Foreign Exchange-Traded Funds                         154,090
                                                                        --------
             Total Exchange-Traded Funds (cost: $169,257)                159,509
                                                                        --------
             Total Equity Securities (cost: $363,236)                    370,316
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON                             VALUE
(000)        SECURITY                                           RATE         MATURITY             (000)
-------------------------------------------------------------------------------------------------------
             BONDS (5.0%)

             CORPORATE OBLIGATIONS (2.3%)

             FINANCIALS (1.6%)
             -----------------
             LIFE & HEALTH INSURANCE (0.2%)
     $1,000  StanCorp Financial Group, Inc.(b)                   6.90%       6/01/2067         $    956
                                                                                               --------
             MULTI-LINE INSURANCE (0.6%)
      2,000  Genworth Financial, Inc.(b)                         6.15       11/15/2066            1,160
        500  Glen Meadow(b),(e)                                  6.51        2/12/2067              364
      1,000  Nationwide Mutual Insurance Co.(b),(e)              5.81       12/15/2024              910
                                                                                               --------
                                                                                                  2,434
                                                                                               --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
      1,000  ILFC E-Capital Trust II(b),(e)                      6.25       12/21/2065              735
      1,000  ING Capital Funding Trust III(b)                    4.06(f)             -(g)           835
                                                                                               --------
                                                                                                  1,570
                                                                                               --------
             REGIONAL BANKS (0.1%)
        500  Webster Capital Trust IV(b)                         7.65        6/15/2037              506
                                                                                               --------
             REITs - RETAIL (0.3%)
      1,000  New Plan Excel Realty Trust, Inc.(b)                5.13        9/15/2012            1,002
                                                                                               --------
             Total Financials                                                                     6,468
                                                                                               --------
             INDUSTRIALS (0.4%)
             ------------------
             AEROSPACE & DEFENSE (0.2%)
      1,000  Textron Financial Corp.(b),(e)                      6.00        2/15/2067              795
                                                                                               --------
             AIRLINES (0.2%)
      1,041  US Airways Group, Inc. Pass-Through Trust (INS)     7.08        3/20/2021            1,065
                                                                                               --------
             Total Industrials                                                                    1,860
                                                                                               --------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
      1,906  Texas Competitive Electric Holdings Co., LLC(h)     4.74       10/10/2017            1,144
                                                                                               --------
             Total Corporate Obligations (cost: $7,937)                                           9,472
                                                                                               --------
             EURODOLLAR AND YANKEE OBLIGATIONS (0.3%)

             FINANCIALS (0.3%)
             -----------------
             DIVERSIFIED BANKS (0.2%)
      1,000  BayernLB Capital Trust l                            6.20        3/29/2049              361
        200  LBG Capital No.1 plc(b)                             8.00                -(g)           170
                                                                                               --------
                                                                                                    531
                                                                                               --------

================================================================================

30  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON                             VALUE
(000)        SECURITY                                           RATE        MATURITY              (000)
-------------------------------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (0.1%)
     $  600  Oil Insurance Ltd.(b),(e)                           3.45%(f)            -(g)      $    523
                                                                                               --------
             Total Financials                                                                     1,054
                                                                                               --------
             Total Eurodollar and Yankee Obligations (cost: $934)                                 1,054
                                                                                               --------
             COMMERCIAL MORTGAGE SECURITIES (2.4%)

             FINANCIALS (2.4%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (2.4%)
      1,000  Banc of America Commercial Mortgage, Inc.           5.77        5/10/2045              879
      1,000  Bear Stearns Commercial Mortgage Securities, Inc.   4.99        9/11/2042              934
      1,000  Citigroup Commercial Mortgage Trust                 5.73        3/15/2049              844
      1,000  Commercial Mortgage Pass-Through Certificates       5.21        6/10/2044              996
      1,000  GE Capital Commercial Mortgage Corp.                5.33        3/10/2044              819
      1,000  J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.04       10/15/2042              827
      1,000  J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.48        5/15/2045              892
      1,000  Merrill Lynch Mortgage Trust                        5.14        7/12/2038              888
      1,000  Merrill Lynch Mortgage Trust                        5.67        5/12/2039              854
      1,000  Wachovia Bank Commercial Mortgage Trust(e)          4.94       11/15/2034              993
      1,000  Wachovia Bank Commercial Mortgage Trust             5.36       12/15/2044              797
                                                                                               --------
                                                                                                  9,723
                                                                                               --------
             Total Financials                                                                     9,723
                                                                                               --------
             Total Commercial Mortgage Securities (cost: $9,801)                                  9,723
                                                                                               --------
             Total Bonds (cost: $18,672)                                                         20,249
                                                                                               --------

-------------------------------------------------------------------------------------------------------
NUMBER OF
SHARES
-------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (1.6%)

             MONEY MARKET FUNDS (1.6%)
  6,329,666  State Street Institutional Liquid Reserve Fund, 0.20%(d),(i)
                (cost: $6,330)                                                                    6,330
                                                                                               --------

             TOTAL INVESTMENTS (COST: $388,238)                                                $396,895
                                                                                               ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER OF                                                                                         VALUE
CONTRACTS    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (1.0%)
       180   Put - iShares MSCI EAFE Index expiring August 18, 2012 at 46                       $ 1,080
        50   Put - iShares MSCI EAFE Index expiring August 18, 2012 at 48                           498
        70   Put - iShares MSCI Emerging Markets Index expiring August 18, 2012 at 36               357
        73   Put - iShares MSCI Emerging Markets Index expiring August 18, 2012 at 37               518
        30   Put - iShares MSCI Emerging Markets Index expiring August 18, 2012 at 38               292
        14   Put - S&P 500 Index expiring August 18, 2012 at 1270                                 1,367
                                                                                                -------
             TOTAL PURCHASED OPTIONS (COST: $7,916)                                             $ 4,112
                                                                                                =======
             WRITTEN OPTIONS (0.9%)
       (50)  Call - iShares MSCI EAFE Index expiring August 18, 2012 at 50                         (812)
       (10)  Call - iShares MSCI EAFE Index expiring August 18, 2012 at 51                         (110)
       (50)  Call - iShares MSCI Emerging Markets Index expiring August 18, 2012 at 40             (500)
        (2)  Call - S&P 500 Index expiring August 18, 2012 at 1370                                 (502)
        (2)  Call - S&P 500 Index expiring August 18, 2012 at 1420                                 (123)
        (2)  Call - S&P 500 Index expiring July 21, 2012 at 1370                                   (281)
        (2)  Call - S&P 500 Index expiring July 21, 2012 at 1390                                   (123)
      (201)  Put - iShares MSCI EAFE Index expiring August 18, 2012 at 42                          (472)
       (70)  Put - iShares MSCI Emerging Markets Index expiring August 18, 2012 at 32               (91)
       (60)  Put - iShares MSCI Emerging Markets Index expiring August 18, 2012 at 34              (153)
       (12)  Put - S&P 500 Index expiring August 18, 2012 at 1200                                  (493)
                                                                                                -------
             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $4,356)                                  $(3,660)
                                                                                                =======

                                                                                          UNREALIZED
NUMBER OF                                                           CONTRACT            APPRECIATION/
CONTRACTS                                       EXPIRATION           VALUE             (DEPRECIATION)
LONG/(SHORT) SECURITY                              DATE              (000)                      (000)
-----------------------------------------------------------------------------------------------------
             FUTURES (.6%)
        38   S&P 500 E-Mini Index Futures(j)    9/21/2012            $2,374                  $     53
                                                                     ------                  --------

             TOTAL FUTURES                                           $2,374                  $     53
                                                                     ======                  ========

================================================================================

32  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------
                                            (LEVEL 1)            (LEVEL 2)         (LEVEL 3)
                                        QUOTED PRICES    OTHER SIGNIFICANT       SIGNIFICANT
                                    IN ACTIVE MARKETS           OBSERVABLE      UNOBSERVABLE
ASSETS                           FOR IDENTICAL ASSETS               INPUTS            INPUTS        TOTAL
---------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                              $180,539              $30,041                $-     $210,580
  Preferred Securities                              -                  227                 -          227
  Exchange-Traded Funds                       159,509                    -                 -      159,509
Bonds:
  Corporate Obligations                             -                9,472                 -        9,472
  Eurodollar And Yankee Obligations                 -                1,054                 -        1,054
  Commercial Mortgage Securities                    -                9,723                 -        9,723
Money Market Instruments:
  Money Market Funds                            6,330                    -                 -        6,330
  Purchased Options                             4,112                    -                 -        4,112
Futures:
  Futures                                          53                    -                 -           53
---------------------------------------------------------------------------------------------------------
Total                                        $350,543              $50,517                $-     $401,060
---------------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

                                            (LEVEL 1)            (LEVEL 2)         (LEVEL 3)
                                        QUOTED PRICES    OTHER SIGNIFICANT       SIGNIFICANT
                                    IN ACTIVE MARKETS           OBSERVABLE      UNOBSERVABLE
LIABILITIES                 FOR IDENTICAL LIABILITIES               INPUTS            INPUTS        TOTAL
---------------------------------------------------------------------------------------------------------
Written Options                               $(3,660)                  $-                 $-     $(3,660)
---------------------------------------------------------------------------------------------------------
TOTAL                                         $(3,660)                  $-                 $-     $(3,660)
---------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------
                                                      COMMON           PREFERRED
                                                       STOCK          SECURITIES
--------------------------------------------------------------------------------
Balance as of December 31, 2011                           $1                  $1
Purchases                                                  7                   -
Sales                                                     (2)                 (1)
Transfers into Level 3                                     -                   -
Transfers out of Level 3                                   -                   -
Net realized gain (loss)                                  (5)                  -
Change in net unrealized appreciation/depreciation        (1)                  -
--------------------------------------------------------------------------------
BALANCE AS OF JUNE 30, 2012                               $-                  $-
--------------------------------------------------------------------------------

For the period of January 1, 2012, through June 30, 2012, equity securities with a fair value of $24,193,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

34  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 45.4% of net assets at June 30, 2012.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

   by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

   EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   REIT   Real estate investment trust

   (INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o  SPECIFIC NOTES

   (a) Security was fair valued at June 30, 2012, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

   (b) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at June 30, 2012.

================================================================================

36  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

   (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at June 30, 2012, was zero.

   (d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2012.

   (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (f) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at June 30, 2012.

   (g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (h) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at June 30, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (i) Rate represents the money market fund annualized seven-day yield at June 30, 2012.

   (j) Cash with a value of $157,000 is segregated as collateral for initial margin requirements on open futures contracts.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2012 (unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $388,238)         $396,895
  Purchased options, at market value (cost of $7,916)                      4,112
  Cash denominated in foreign currencies (identified cost of $81)             81
  Receivables:
    Capital shares sold                                                       55
    Dividends and interest                                                   495
    Securities sold                                                        5,309
    Options sold                                                           1,242
  Variation margin on futures contracts                                       53
                                                                        --------
    Total assets                                                         408,242
                                                                        --------
LIABILITIES
  Payables:
    Options purchased                                                      1,477
    Capital shares redeemed                                                  699
    Bank overdraft                                                           197
  Written options, at market value (premiums received of $4,356)           3,660
  Accrued management fees                                                    195
  Other accrued expenses and payables                                         72
                                                                        --------
    Total liabilities                                                      6,300
                                                                        --------
      Net assets applicable to capital shares outstanding               $401,942
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $392,841
  Accumulated undistributed net investment income                          5,851
  Accumulated net realized loss on investments, options, and
    futures transactions                                                  (2,351)
  Net unrealized appreciation of investments, options, and
    futures contracts                                                      5,602
  Net unrealized depreciation of foreign currency translations                (1)
                                                                        --------
      Net assets applicable to capital shares outstanding               $401,942
                                                                        ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                              40,952
                                                                        ========
  Net asset value, redemption price, and offering price per share       $   9.81
                                                                        ========

See accompanying notes to financial statements.

================================================================================

38  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2012 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $53)                      $  4,888
  Interest                                                                   864
                                                                        --------
      Total income                                                         5,752
                                                                        --------
EXPENSES
  Management fees                                                          1,299
  Administration and servicing fees                                          108
  Transfer agent's fees                                                      108
  Custody and accounting fees                                                141
  Postage                                                                      3
  Shareholder reporting fees                                                  13
  Trustees' fees                                                               7
  Professional fees                                                           51
  Other                                                                        8
                                                                        --------
      Total expenses                                                       1,738
                                                                        --------
NET INVESTMENT INCOME                                                      4,014
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, OPTIONS, AND FUTURES CONTRACTS
  Net realized gain (loss) on:
    Investments                                                            7,479
    Foreign currency transactions                                             (2)
    Options                                                              (21,492)
    Futures transactions                                                     211
  Change in net unrealized appreciation/depreciation of:
    Investments                                                           18,070
    Foreign currency translations                                             (4)
    Options                                                                3,217
    Futures contracts                                                          5
                                                                        --------
      Net realized and unrealized gain                                     7,484
                                                                        --------
    Increase in net assets resulting from operations                    $ 11,498
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2012 (unaudited), and year ended December 31,
2011
--------------------------------------------------------------------------------

                                                                    6/30/2012        12/31/2011
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                              $  4,014          $  7,649
  Net realized gain on investments                                      7,479            26,175
  Net realized loss on foreign currency transactions                       (2)              (18)
  Net realized gain (loss) on options                                 (21,492)           16,264
  Net realized gain (loss) on futures transactions                        211              (461)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                        18,070           (63,915)
    Foreign currency translations                                          (4)               (6)
    Options                                                             3,217            (2,783)
    Futures contracts                                                       5                51
                                                                     --------------------------
    Increase (decrease) in net assets resulting
      from operations                                                  11,498           (17,044)
                                                                     --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                     -            (8,000)
                                                                     --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                            18,704           102,575
  Reinvested dividends                                                      -             8,000
  Cost of shares redeemed                                             (69,905)         (118,961)
                                                                     --------------------------
    Decrease in net assets from
      capital share transactions                                      (51,201)           (8,386)
                                                                     --------------------------
  Net decrease in net assets                                          (39,703)          (33,430)

NET ASSETS
  Beginning of period                                                 441,645           475,075
                                                                     --------------------------
  End of period                                                      $401,942          $441,645
                                                                     ==========================
Accumulated undistributed net investment income:
  End of period                                                      $  5,851          $  1,837
                                                                     ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                           1,881            10,134
  Shares issued for dividends reinvested                                    -               841
  Shares redeemed                                                      (7,063)          (11,913)
                                                                     --------------------------
    Decrease in shares outstanding                                     (5,182)             (938)
                                                                     ==========================

See accompanying notes to financial statements.

================================================================================

40  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (unaudited)
--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Global Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek an average annual return that is greater than the 1-year U.S. Treasury Bond, before fees and expenses, over a full market cycle, while seeking to limit the Fund's exposure to large negative returns. The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

      convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Asset Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

42  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   6. Repurchase agreements are valued at cost, which approximates market value.

   7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   8. Options are valued by a pricing service at the National Best Bid/Offer
      (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

   9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

      are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks and preferred equity securities and all bonds, which are valued based on methods discussed in Note 1A5.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

44  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

   FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

   OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

   Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

   Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

================================================================================

46  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

   In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2012* (IN THOUSANDS)

                                       ASSET DERIVATIVES               LIABILITY DERIVATIVES
------------------------------------------------------------------------------------------------
                               STATEMENT OF                         STATEMENT OF
                               ASSETS AND                           ASSETS AND
DERIVATIVES NOT ACCOUNTED      LIABILITIES                          LIABILITIES
FOR AS HEDGING INSTRUMENTS     LOCATION               FAIR VALUE    LOCATION          FAIR VALUE
------------------------------------------------------------------------------------------------
Equity contracts               Purchased options;      $4,165**     Payables:           $3,660**
                               Net unrealized                       Written options
                               appreciation of
                               investments, options,
                               and futures contracts
------------------------------------------------------------------------------------------------

    *For open derivative instruments as of June 30, 2012, see the portfolio of investments, which is also indicative of activity for the period ended June 30, 2012.

   **Includes cumulative appreciation (depreciation) of futures contracts as reported in notes to portfolio of investments. Only current day's variation margin is reported within the statement of assets & liabilities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2012 (IN THOUSANDS)

                                                                          CHANGE IN
                                                                          UNREALIZED
                                                         REALIZED         APPRECIATION
DERIVATIVES NOT ACCOUNTED    STATEMENT OF                GAIN (LOSS)      (DEPRECIATION)
FOR AS HEDGING INSTRUMENTS   OPERATIONS LOCATION         ON DERIVATIVES   ON DERIVATIVES
----------------------------------------------------------------------------------------
Equity contracts             Net realized gain (loss)      $(21,281)          $3,222
                             on options and futures
                             transactions/Change in
                             net unrealized appreciation/
                             depreciation of options and
                             futures contracts
----------------------------------------------------------------------------------------

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility

================================================================================

48  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

   of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

G. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

H. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

I. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended June 30, 2012, the Fund did not receive any brokerage commission recapture credits.

J. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

50  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

K. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2012, the Fund paid CAPCO facility fees of $2,000, which represents 0.8% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2012, in accordance with applicable tax law.

Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At December 31, 2011, the Fund utilized pre-enactment capital loss carryforwards of $28,143,000 to offset capital gains. At December 31, 2011, the Fund had no pre-enactment capital loss carryforwards remaining for federal income tax purposes. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended December 31, 2011, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

52  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2012, were $243,235,000 and $308,802,000, respectively.

As of June 30, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2012, were $25,369,000 and $20,516,000, respectively, resulting in net unrealized appreciation of $4,853,000.

For the six-month period ended June 30, 2012, transactions in written call and put options* were as follows:

                                                                        PREMIUMS
                                                 NUMBER OF              RECEIVED
                                                 CONTRACTS               (000'S)
                                                 -------------------------------
Outstanding at December 31, 2011                    12,400               $ 3,296
Options written                                    338,330                40,006
Options terminated in closing
  purchase transactions                           (293,670)              (38,258)
Options expired                                    (11,000)                 (688)
                                                 -------------------------------
Outstanding at June 30, 2012                        46,060               $ 4,356
                                                 ===============================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager also is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

   qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $1,299,000.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with Quantitative Management Associates LLC (QMA) and QS Investors, LLC (QS), under which each subadviser provides day-to-day discretionary management of certain of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Trust's Board of Trustees and the Manager.

   The Manager (not the Fund) pays QMA a subadvisory fee in the annual amount of 0.25% of the portion of the Fund's average net assets that QMA manages. For the six-month period ended June 30, 2012, the Manager incurred subadvisory fees, paid or payable to QMA, of $35,000.

   The Manager (not the Fund) pays QS a subadvisory fee in an annual amount of 0.15% of the portion of the Fund's average net assets that QS manages. For the six-month period ended June 30, 2012, the Manager incurred subadvisory fees, paid or payable to QS, of $140,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended

================================================================================

54  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

   June 30, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $108,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2012, the Fund reimbursed the Manager $7,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS, of $108,000.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED                                            PERIOD ENDED
                                      JUNE 30,          YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                    --------------------------------------------------------------------
                                        2012         2011         2010         2009             2008***
                                    --------------------------------------------------------------------
Net asset value at
 beginning of period                $   9.57     $  10.09     $   9.94     $   8.61          $ 10.00
                                    ----------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                   .10          .17          .13          .09              .07(a)
 Net realized and
  unrealized gain (loss)                 .14         (.51)         .11         1.52            (1.39)(a),(b)
                                    ----------------------------------------------------------------
Total from investment
 operations                              .24         (.34)         .24         1.61            (1.32)(a)
                                    ----------------------------------------------------------------
Less distributions from:
 Net investment income                     -         (.18)        (.09)        (.06)            (.07)
 Realized capital gains                    -            -            -         (.22)               -
                                    ----------------------------------------------------------------
Total distributions                        -         (.18)        (.09)        (.28)            (.07)
                                    ----------------------------------------------------------------
Net asset value at
 end of period                      $   9.81     $   9.57     $  10.09     $   9.94          $  8.61
                                    ================================================================
Total return (%)*                       2.51        (3.40)        2.37        18.76           (13.18)(b)
Net assets at end of
 period (000)                       $401,942     $441,645     $475,075     $318,074          $73,563
Ratios to average
 net assets:**
 Expenses (%)(c)                         .80(d)       .79          .80          .94             1.00(d)
 Expenses, excluding
  reimbursements (%)(c)                  .80(d)       .79          .80          .94             1.12(d)
 Net investment income (%)              1.86(d)      1.61         1.46         1.63             1.73(d)
Portfolio turnover (%)                    57          144          156          107               60

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2012, average net assets were
    $435,072,000.
*** Fund commenced operations on July 31, 2008.
(a) Calculated using average shares.
(b) For the year ended December 31, 2008, the Manager reimbursed the Fund $30,000 for a loss incurred from the sale of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The effect of this reimbursement on the Fund's net realized loss per share and total return was less than $0.01/0.01%.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

56  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2012, through June 30, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

                                                           EXPENSE EXAMPLE |  57

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                        BEGINNING               ENDING              DURING PERIOD*
                                       ACCOUNT VALUE         ACCOUNT VALUE         JANUARY 1, 2012 -
                                      JANUARY 1, 2012        JUNE 30, 2012           JUNE 30, 2012
                                      --------------------------------------------------------------
Actual                                   $1,000.00             $1,025.10                 $4.03

Hypothetical
 (5% return before expenses)              1,000.00              1,020.89                  4.02

* Expenses are equal to the Fund's annualized expense ratio of 0.80%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.51% for the six-month period of January 1, 2012, through June 30, 2012.

================================================================================

58  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

ADVISORY AGREEMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 17, 2012, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreements between the Manager and the Subadvisers with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreements and the Manager and each Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadvisers' operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and Subadvisory Agreements with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

                                                       ADVISORY AGREEMENTS |  59

================================================================================

the Fund's performance and related services provided by the Manager and each Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and each Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreements included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement.

================================================================================

60  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of each Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the other funds in the Trust, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other

================================================================================

                                                       ADVISORY AGREEMENTS |  61

================================================================================

data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee. The Board also took into account that the subadvisory fees under the Subadvisory Agreements are paid by the Manager.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-year period ended December 31, 2011 and was lower than the average of its performance universe and its Lipper index for the three-year period ended December 31, 2011. The Board also noted that the Fund's percentile performance ranking was in the top 40% of its performance universe for the one-year period ended December 31, 2011 and was in the bottom 50% of its performance universe for the three-year period ended December 31, 2011. The Board took into account the peer group in which it is placed. The Board also took into account the Fund's improved more recent performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered

================================================================================

62  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relative indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the

================================================================================

                                                       ADVISORY AGREEMENTS |  63

================================================================================

Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS

In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) each Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of each Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board including the Independent Trustees, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Board considered information provided to it regarding the services provided by each Subadviser, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Board noted that the materials provided to it by each Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board also took into account each Subadviser's

================================================================================

64  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

risk management processes. The Board noted that the Manager's monitoring processes of the Subadvisers would include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence reviews of each Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to each Subadviser of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements were paid by the Manager. The Board also relied on the ability of the Manager to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by each Subadviser and each Subadviser's profitability with respect to the Fund, and the potential economies of scale in each Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreements than the other factors considered.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees each Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to each Subadviser. As noted above, the Board considered the Fund's performance during the one- and three-year periods ended December 31, 2011, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of each Subadviser. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board was mindful of the Manager's focus on each Subadviser's performance and the explanations of management regarding the performance of the Fund. The Board also noted each Subadviser's long-term performance record for similar accounts, as applicable.

================================================================================

                                                       ADVISORY AGREEMENTS |  65

================================================================================

CONCLUSIONS -- The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage a portion of the Fund's assets in accordance with its investment objectives and policies; (ii) each Subadviser maintains an appropriate compliance program;
(iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relative indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on its conclusions, the Board determined that approval of each Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

66  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   88395-0812                                (C)2012, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     08/24/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.